Cover	Jun. 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Entity Registrant Name	COUPANG, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40115
Entity Tax Identification Number	27-2810505
Entity Address, Address Line One	720 Olive Way
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	333-3839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CPNG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001834584
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, State or Province	WA
Local Phone Number	333-3839
Entity Address, Address Line One	720 Olive Way
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98101
City Area Code	206
Entity Address, Address Line Two	Suite 600
Document Period End Date	Jun. 02, 2025
Document Information [Line Items]
Document Type	8-K